Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944



                      FIRST TRUST EXCHANGE-TRADED FUND II

                    FIRST TRUST ISE GLOBAL COPPER INDEX FUND
                   FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

            SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 30, 2015 AND
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2015,
                        AS SUPPLEMENTED ON APRIL 7, 2015

                              DATED JUNE 19, 2015

1. First Trust ISE Global Copper Index Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded Fund II, with respect to the Fund set forth above, subject to the approval of the Fund's shareholders, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The Fund will begin tracking the New Index once the change is approved by the Fund's shareholders. The New Index is a modified market capitalization-weighted index calculated by Indxx, LLC designed to track performance of dividend-paying companies which are involved in five broad industry categories: energy, materials, agriculture, water and timber, and is constructed based on market capitalization and liquidity of those companies' shares. Accordingly, the Fund's Index Provider will change to Indxx, LLC.

2. First Trust ISE Global Platinum Index Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded Fund II, with respect to the Fund set forth above, subject to the approval of the Fund's shareholders, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees


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and expenses) of an equity index called the ISE Global Platinum(TM) Index (the
"Index"). The Fund will begin tracking the New Index once the change is approved by the Fund's shareholders. The New Index is a modified market capitalization-weighted index calculated by Indxx, LLC designed to measure the performance of companies which are directly or indirectly engaged in improving agricultural yields through chemicals, fertilizers, seeds, irrigation equipment and farm machinery. Accordingly, the Fund's Index Provider will change to Indxx, LLC.

    PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE